REVENUE	12 Months Ended
Dec. 31, 2020
REVENUE
REVENUE

12.         REVENUE

Revenue by metal was:

	For the year ended
	December 31,	December 31,
	2020	2019
Gold revenue	$611,080	$471,419
Silver revenue	7,987	6,524
Revenue from contracts with customers	$619,067	$477,943
Gain (loss) on trade receivables at fair value	(1,482)	6,597
	$617,585	$484,540

Revenue from contracts with customers by product was:

	For the year ended
	December 31,	December 31,
	2020	2019
Gold revenue - doré	$432,174	$322,078
Gold revenue - concentrate	178,906	149,341
Silver revenue - concentrate	5,133	4,379
Silver revenue - doré	2,854	2,145
	$619,067	$477,943